Average Annual Total Returns			12 Months Ended		51 Months Ended	60 Months Ended		65 Months Ended	76 Months Ended		93 Months Ended	102 Months Ended	112 Months Ended	120 Months Ended
		Apr. 30, 2025	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Cambria Shareholder Yield ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.40%			13.72%								11.04%
Cambria Shareholder Yield ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.91%			13.10%								10.34%
Cambria Shareholder Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.37%			10.91%								8.91%
Cambria Foreign Shareholder Yield ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.22%			6.31%								5.83%
Cambria Foreign Shareholder Yield ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.24%			4.96%								5.01%
Cambria Foreign Shareholder Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.11%			4.79%								4.77%
Cambria Emerging Shareholder Yield ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.66%			5.27%						8.26%
Performance Inception Date		Jul. 13, 2016
Cambria Emerging Shareholder Yield ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.86%			4.04%						7.38%
Cambria Emerging Shareholder Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.67%			4.15%						6.92%
Cambria Global Value ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.95%			1.76%								4.29%
Cambria Global Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			1.98%			0.90%								3.97%
Cambria Global Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.67%			1.42%								3.86%
Cambria Global Momentum ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.02%			4.98%								3.76%
Cambria Global Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.36%			4.13%								2.99%
Cambria Global Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.39%			3.61%								2.68%
Cambria Value and Momentum ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.29%			8.78%							2.88%
Performance Inception Date		Sep. 08, 2015
Cambria Value and Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.07%			8.47%							2.64%
Cambria Value and Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.87%			6.88%							2.20%
Cambria Global Asset Allocation ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[1]		5.72%			4.88%								5.06%
Cambria Global Asset Allocation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[1]		4.29%			3.32%								3.76%
Cambria Global Asset Allocation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		3.59%			3.18%								3.47%
Cambria Tail Risk ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(9.98%)			(8.70%)					(8.35%)
Performance Inception Date		Apr. 05, 2017
Cambria Tail Risk ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(11.19%)			(9.36%)					(8.98%)
Cambria Tail Risk ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(5.89%)			(6.53%)					(6.02%)
Cambria Trinity ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[2]		3.92%			4.22%			3.72%
Performance Inception Date	[2]	Sep. 10, 2018
Cambria Trinity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[2]		2.72%			2.91%			2.47%
Cambria Trinity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		2.52%			2.81%			2.43%
Cambria Cannabis ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(7.38%)			(16.20%)		(22.19%)
Performance Inception Date		Jul. 24, 2019
Cambria Cannabis ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(9.41%)			(17.30%)		(23.25%)
Cambria Cannabis ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(4.05%)			(11.18%)		(14.26%)
Cambria Global Real Estate ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.92%		7.01%
Performance Inception Date		Sep. 23, 2020
Cambria Global Real Estate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.08%		4.60%
Cambria Global Real Estate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.22%		4.60%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%			14.53%		14.88%			14.52%		14.51%	13.10%
S&P Composite 1500 TR Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Composite 1500 TR Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.95%			14.13%								12.79%
MSCI EAFE + Canada Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE + Canada Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.26%			5.64%								5.80%
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.35%			5.24%								5.71%
MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.05%			2.10%						5.60%
MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			18.02%	[1],[2]	12.68%	10.58%	[1],[2]		10.53%	[2]				9.79%	[1]
Bloomberg Global Aggregate Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			(1.69%)	[1],[2]		(1.96%)	[1],[2]		(0.42%)	[2]				0.15%	[1]
S&P Balanced Equity & Bond Moderate Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Balanced Equity & Bond Moderate Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			11.72%	[1],[2]		6.54%	[1],[2]		7.30%	[2]				6.96%	[1]
Bloomberg Short Treasury Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Short Treasury Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.26%			2.44%					2.22%
MSCI North America Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI North America Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			24.54%			14.32%		14.62%
FTSE EPRA Nareit Global REITs Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE EPRA Nareit Global REITs Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			2.77%		7.44%

[1]	The Fund’s objective changed effective January 1, 2019. Prior to that date, the Fund was passively managed and sought to track the performance, before fees and expenses, of the Cambria Global Asset Allocation Index. As of January 1, 2019, the Fund is actively managed and seeks income and capital appreciation.
[2]	The Fund’s objective changed effective January 1, 2019. Prior to that date, the Fund was passively managed and sought to track the performance, before fees and expenses, of the Cambria Trinity Index. As of January 1, 2019, the Fund is actively managed and seeks income and capital appreciation.